Compensation Options (Details 1)	12 Months Ended
Jan. 31, 2022 shares
Statement [Line Items]
Share Purchase warrants	2,504,893
Number of Compensation Options	2,486,803
Common shares	2,552,768
Number of Compensation Options	471,178
Compensation Options One Exercisable Into[Member]
Statement [Line Items]
Share Purchase warrants	537,143
Exercise price	0.60%
Expiry date	Dec. 02, 2023
Compensation Options Two Exercisable Into[Member]
Statement [Line Items]
Share Purchase warrants	1,967,750
Exercise price	0.50%
Expiry date	May 28, 2024
Compensation Options Three Exercisable Into[Member]
Statement [Line Items]
Share Purchase warrants	0
Exercise price	0.00%
Compensation Options One[Member]
Statement [Line Items]
Common shares	537,143
Exercise price	0.50%
Expiry date	Dec. 02, 2023
Number of Compensation Options	471,178
Compensation Options Two[Member]
Statement [Line Items]
Common shares	1,967,750
Exercise price	0.40%
Expiry date	May 28, 2024
Number of Compensation Options	1,967,750
Compensation Options Three[Member]
Statement [Line Items]
Common shares	47,875
Exercise price	0.50%
Expiry date	May 28, 2024
Number of Compensation Options	47,875